BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 0	$ 2,078
Prepaids & other current assets	16,058	8,062
Total Current Assets	16,058	10,140
Total Assets	16,058	10,140
Current Liabilities
Accounts payable and accrued liabilities	565,187	499,231
Accrued interest	103,439	48,486
Note payable to related party	63,456	63,456
Convertible notes, net of discount	29,782	188,306
Derivative liability	1,574,121	40,603
Convertible notes, net of discount, related party shareholder	902,385	0
Note payable to related party shareholder	0	1,365,550
Total Current Liabilities	3,238,370	2,205,632
Total Liabilities	3,238,370	2,205,632
Stockholders' Deficit
Common stock, par value $0.0001 per share, 5,000,000,000 shares authorized; 472,426,803 and 112,711,945 shares issued and outstanding, respectively	47,242	11,270
Additional Paid-in Capital	4,957,247	4,724,284
Accumulated Deficit	(8,232,043)	(6,937,002)
Total Stockholders' Deficit	(3,222,312)	(2,195,492)
Total Liabilities and Stockholders' Deficit	16,058	10,140
Undesignated Preferred Stock [Member]
Stockholders' Deficit
Preferred stock value	0	0
Series B Super Voting Preferred Stock [Member]
Stockholders' Deficit
Preferred stock value	0	0
Class A Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock value	$ 5,242	$ 5,956